18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	2017	2016

Balance, beginning of year	$14,121,486	$14,017,551
New loans to existing Principal Officers/Directors	6,181,507	11,862,375
Retirement/Resignation of Director	(6,876,144)	0
Repayment	(6,069,943)	(11,758,440)
Balance, end of year	$7,356,906	$14,121,486